Investments in joint ventures and associates (Tables)	12 Months Ended
Mar. 31, 2018
Interests In Other Entities [Abstract]
Disclosure of joint ventures
Summarised financial information of this joint venture, as at 31 March, together with the carrying amount of the investment in the consolidated financial statements is as follows:

	2018	2017
	£m	£m
Statement of financial position – BritNed Development Limited
Non-current assets	390	392
Cash and cash equivalents	50	45
All other current assets	4	1
Non-current liabilities	(10)	(10)
Current liabilities	(28)	(20)
Equity	406	408
Carrying amount of the Group’s investment (National Grid ownership 50%)	203	204

	2018	2017
	£m	£m
Income statement – BritNed Development Limited
Revenue	429	399
Depreciation and amortisation	(13)	(13)
Other costs	(324)	(257)
Operating profit	92	129
Income tax expense	(20)	(23)
Profit for the year	72	106
Group’s share of profit (National Grid ownership 50%)	36	53

Investments in joint ventures and associates represent businesses we do not control, but instead exercise joint control or significant influence.

A joint venture is an arrangement established to engage in economic activity, which the Group jointly controls with other parties and has rights to the net assets of the arrangement. An associate is an entity which is neither a subsidiary nor a joint venture, but over which the Group has significant influence.

	2018			2017
	Associates £m	Joint ventures £m	Total £m	Associates £m	Joint ventures £m	Total £m
Share of net assets at 1 April	1,776	307	2,083	84	313	397
Exchange adjustments	(19)	7	(12)	16	19	35
Additions	65	64	129	74	63	137
Acquisition of stake in Quadgas HoldCo Limited	—	—	—	1,611	—	1,611
Capitalisation of shareholder loan to Quadgas HoldCo Limited	69	—	69	—	—	—
Impairment charge against investment in Quadgas HoldCo Limited	(213)	—	(213)	—	—	—
Share of post-tax results for the year	147	26	173	15	48	63
Share of other comprehensive income of associates, net of tax	147	—	147	—	—	—
Dividends received	(170)	(43)	(213)	(24)	(75)	(99)
Other movements	5	—	5	—	(61)	(61)
Share of net assets at 31 March	1,807	361	2,168	1,776	307	2,083

Disclosure of associates
The fair values of the assets and liabilities of Quadgas HoldCo Limited as at 31 March 2017, as previously reported, are set out below, along with the reconciliation to the carrying value of the investment in the associate at that date:

2017
£m
Statement of financial position – Quadgas HoldCo Limited (as previously reported)
Non-current assets	15,559
Current assets	299
Non-current liabilities	(10,408)
Current liabilities	(519)
Equity	4,931
Proportion of the Group’s ownership interest in associate	1,923
Discount for non-controlling interest	(312)
Carrying amount of the Group’s interest in associate (National Grid ownership 39%)	1,611
Summarised financial information of this associate (incorporating the purchase price allocation completion adjustments), as at 31 March, together with the carrying amount of the investment in the consolidated financial statements is as follows:

	2018	2017
	£m	£m
Statement of financial position – Quadgas HoldCo Limited
Non-current assets	16,735	16,047
Current assets	427	299
Non-current liabilities	(11,195)	(10,864)
Current liabilities	(534)	(551)
Equity	5,433	4,931
Proportion of the Group’s ownership interest in associate	2,119	1,923
Discount for non-controlling interest (arising on initial acquisition)	(312)	(312)
Impairment charge against investment	(213)	—
Carrying amount of the Group’s interest in associate (National Grid ownership 39%)	1,594	1,611
The sale of the previously owned subsidiary and subsequent acquisition of the 39% equity interest occurred (see note 9) on 31 March 2017. All profit or loss impact for the year ended 31 March 2017 is disclosed as discontinued operations. The summarised income statement for the year ended 31 March 2018 is set out below:

2018
£m
Income statement – Quadgas HoldCo Limited
Revenue	1,468
Depreciation and amortisation	(378)
Other costs	(423)
Operating profit	667
Net interest payable	(272)
Income tax expense	(76)
Profit for the year	319
Group’s share of profit (National Grid ownership 39%)	124

A joint venture is an arrangement established to engage in economic activity, which the Group jointly controls with other parties and has rights to the net assets of the arrangement. An associate is an entity which is neither a subsidiary nor a joint venture, but over which the Group has significant influence.

	2018			2017
	Associates £m	Joint ventures £m	Total £m	Associates £m	Joint ventures £m	Total £m
Share of net assets at 1 April	1,776	307	2,083	84	313	397
Exchange adjustments	(19)	7	(12)	16	19	35
Additions	65	64	129	74	63	137
Acquisition of stake in Quadgas HoldCo Limited	—	—	—	1,611	—	1,611
Capitalisation of shareholder loan to Quadgas HoldCo Limited	69	—	69	—	—	—
Impairment charge against investment in Quadgas HoldCo Limited	(213)	—	(213)	—	—	—
Share of post-tax results for the year	147	26	173	15	48	63
Share of other comprehensive income of associates, net of tax	147	—	147	—	—	—
Dividends received	(170)	(43)	(213)	(24)	(75)	(99)
Other movements	5	—	5	—	(61)	(61)
Share of net assets at 31 March	1,807	361	2,168	1,776	307	2,083